Document and Entity Information	12 Months Ended
Jul. 31, 2015
Document And Entity Information
Entity Registrant Name	GOLD LAKES CORP.
Entity Central Index Key	0001386936
Document Type	S-1
Document Period End Date	Jul. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015